Income tax and deferred taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax liability (asset) at beginning of period	$ (92,452)	$ 314,646
Increase (decrease) in deferred taxes in income	(101,614)	(346,391)
Increase (decrease) deferred taxes in equity	53,251	(60,707)
Deferred tax liability (asset) at end of period	$ (140,815)	$ (92,452)